Variable Interest Entities	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities

Note 4 – Variable Interest Entities

Consolidated VIEs

Bloom INVO, LLC

On June 28, 2021, INVO CTR entered into a limited liability company agreement (the “Bloom Agreement”) with Bloom Fertility, LLC (“Bloom”) to establish a joint venture entity, formed as “Bloom INVO LLC” (the “Georgia JV”), for the purposes of commercializing INVOcell, and the related IVC procedure, through the establishment of an INVO Center (the “Atlanta Clinic”) in the Atlanta, Georgia metropolitan area.

In consideration for INVO’s commitment to contribute up to $800,000 within the 24-month period following the execution of the Bloom Agreement to support the start-up operations of the Georgia JV, the Georgia JV issued 800 of its units to INVO CTR and in consideration for Bloom’s commitment to contribute physician services having an anticipated value of up to $1,200,000 over the course of a 24-month vesting period, the Georgia JV issued 1,200 of its units to Bloom.

The responsibilities of Bloom include providing all medical services required for the operation of the Atlanta Clinic. The responsibilities of INVO CTR include providing certain funding to the Georgia JV, lab services quality management, and providing access to and being the exclusive provider of the INVOcell to the Georgia JV. INVO CTR also performs all required, industry specific compliance and accreditation functions, and product documentation for product registration.

The Bloom Agreement provides Bloom with a “profits interest” in the Georgia JV and, in connection with such profits interest, states that profits and losses be allocated to its members based on a hypothetical liquidation of the Georgia JV. In such a scenario, liquidation proceeds would be distributed in the following order: (a) to INVO CTR until the difference between its capital contributions and distributions equals $0; (b) to Bloom until its distributions equal 150% of the liquidation amounts distributed to INVO CTR (a “catch-up” to rebalance the distributions between members); and (c) thereafter on a pro rata basis. The Georgia JV had no assets or liabilities at the time the units were issued, and, as of September 30, 2023, INVO CTR had made capital contributions greater than the net loss of the Georgia JV. As such, the entire net loss was allocated to INVO CTR, and no loss was allocated to the noncontrolling interest of Bloom.

The Georgia JV opened to patients on September 7, 2021.

The Company determined the Georgia JV is a VIE, and that the Company is its primary beneficiary because the Company has an obligation to absorb losses that are potentially significant and the Company controls the majority of the activities that impact the Georgia JV’s economic performance, specifically control of the INVOcell and lab services quality management. As a result, the Company consolidated the Georgia JV’s results with its own. As of September 30, 2023, the Company invested $0.9 million in the Georgia JV in the form of capital contributions as well as $0.5 million in the form of a note. For the nine months ended September 30, 2023 and 2022, the Georgia JV recorded net losses of $0.1 million and $0.2 million respectively. Noncontrolling interest in the Georgia JV was $0.

Unconsolidated VIEs

HRCFG INVO, LLC

On March 10, 2021, INVO CTR entered into a limited liability company agreement with HRCFG, LLC (“HRCFG”) to form a joint venture for the purpose of establishing an INVO Center in Birmingham, Alabama. The name of the joint venture entity is HRCFG INVO, LLC (the “Alabama JV”). The Company also provides certain funding to the Alabama JV. Each party owns 50% of the Alabama JV.

The Alabama JV opened to patients on August 9, 2021.

The Company determined the Alabama JV is a VIE, and that there is no primary beneficiary. As a result, the Company uses the equity method to account for its interest in the Alabama JV. As of September 30, 2023, the Company invested $1.5 million in the Alabama JV in the form of a note. For the nine months ended September 30, 2023, the Alabama JV recorded net income of $32 thousand, of which the Company recognized a gain from equity method investments of $16 thousand. For the nine months ended September 30, 2022, the Alabama JV recorded a net loss of $0.3 million, of which the Company recognized a loss from equity method investments of $0.2 million.

Positib Fertility, S.A. de C.V.

On September 24, 2020, INVO CTR entered into a Pre-Incorporation and Shareholders Agreement with Francisco Arredondo, MD PLLC (“Arredondo”) and Security Health LLC, a Texas limited liability company (“Ramirez”, and together with INVO CTR and Arredondo, the “Shareholders”) under which the Shareholders will commercialize the IVC procedure and offer related medical treatments in Mexico. Each party owns one-third of the Mexican incorporated company, Positib Fertility, S.A. de C.V. (the “Mexico JV”).

The Mexico JV opened to patients on November 1, 2021.

The Company determined the Mexico JV is a VIE, and that there is no primary beneficiary. As a result, the Company uses the equity method to account for its interest in the Mexico JV. As of September 30, 2023, the Company invested $0.1 million in the Mexico JV. For the nine months ended September 30, 2023 and 2022, the Mexico JV recorded net losses of $0.1 million and $0.1 million, respectively, of which the Company recognized a loss from equity method investments of $48 thousand and $47 thousand, respectively.

The following table summarizes our investments in unconsolidated VIEs:

			Carrying Value as of
	Location	Percentage Ownership	September 30, 2023	December 31, 2022
HRCFG INVO, LLC	Alabama, United States	50%	$993,339	1,106,905
Positib Fertility, S.A. de C.V.	Mexico	33%	85,863	130,960
Total investment in unconsolidated VIEs			$1,079,202	1,237,865

Earnings from investments in unconsolidated VIEs were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
HRCFG INVO, LLC	$14,993	$(4,737)	$15,798	$(163,912)
Positib Fertility, S.A. de C.V.	(23,156)	(16,733)	(47,908)	(46,653)
Total earnings from unconsolidated VIEs	(8,163)	(21,470)	(32,110)	(210,565)

The following tables summarize the combined unaudited financial information of our unconsolidated VIEs:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Statements of operations:
Operating revenue	$404,990	$273,737	$1,212,385	$610,049
Operating expenses	(444,478)	(333,414)	(1,324,528)	(1,077,835)
Net loss	(39,488)	(59,677)	(112,143)	(467,786)

	September 30, 2023	December 31, 2022
Balance sheets:
Current assets	$353,074	261,477
Long-term assets	1,017,098	1,094,490
Current liabilities	(492,727)	(396,619)
Long-term liabilities	(117,989)	(107,374)
Net assets	$759,456	851,974

Note 3 – Variable Interest Entities

Consolidated VIEs

Bloom INVO, LLC

On June 28, 2021, INVO Centers LLC, a Delaware limited liability company (“INVO CTR”) entered into a limited liability company operating agreement (the “Bloom Agreement”) with Bloom Fertility, LLC (“Bloom”) to establish a joint venture entity, formed as “Bloom INVO LLC” (the “Georgia JV”), for the purposes of commercializing INVOcell, and the related IVC procedure, through the establishment of an INVO Center, (the “Atlanta Clinic”) in the Atlanta, Georgia metropolitan area.

In consideration for INVO’s commitment to contribute up to $800,000 within the 24-month period following execution of the Bloom Agreement to support the start-up operations of the Georgia JV, the Georgia JV issued 800 of its units to INVO CTR and in consideration for Bloom’s commitment to contribute physician services having an anticipated value of up to $1,200,000 over the course of a 24-month vesting period, the Georgia JV issued 1,200 of its units to Bloom.

The responsibilities of Bloom include providing all medical services required for the operation of the Atlanta Clinic. The responsibilities of INVO CTR include providing certain funding to the Georgia JV, lab services quality management, and providing access to and being the exclusive provider of the INVOcell to the Georgia JV. INVO CTR will also perform all required, industry specific compliance and accreditation functions, and product documentation for product registration.

The Bloom Agreement provides Bloom with a “profits interest” in the Georgia JV and, in connection with such profits interest, states that profits and losses be allocated to its members based on a hypothetical liquidation of the Georgia JV. In such a scenario, liquidation proceeds would be distributed in the following order: (a) to INVO CTR until the difference between its capital contributions and distributions (the “Hurdle Amount”) equals $0; (b) to Bloom until its distributions equal 150% of the liquidation amounts distributed to INVO CTR (a “catch-up” to rebalance the distributions between members); and (c) thereafter on a pro rata basis. The Georgia JV had no assets or liabilities at the time the units were issued, and, as of December 31, 2022, INVO CTR had made capital contributions greater than the net loss of the Georgia JV. As such, the entire net loss was allocated to INVO CTR, and no loss was allocated to the noncontrolling interest of Bloom.

The Georgia JV opened to patients on September 7, 2021.

The Company determined the Georgia JV is a VIE, and that the Company is its primary beneficiary because the Company has an obligation to absorb losses that are potentially significant and the Company controls the majority of the activities that impact the Georgia JV’s economic performance, specifically control of the INVOcell and lab services quality management. As a result, the Company consolidated the Georgia JV’s results with its own. As of December 31, 2022, the Company invested $0.9 million in the Georgia JV in the form of capital contributions as well as $0.5 million in the form of a note. For the years ended December 31, 2022 and 2021, the Georgia JV recorded net losses of $0.6 million and $0.4 million, respectively. Noncontrolling interest in the Georgia JV was $0.

Unconsolidated VIEs

HRCFG INVO, LLC

On March 10, 2021, INVO CTR entered into a limited liability company agreement with HRCFG, LLC (“HRCFG”) to form a joint venture for the purpose of establishing an INVO Center in Birmingham, Alabama. The name of the joint venture entity is HRCFG INVO, LLC (the “Alabama JV”). The Company also provides certain funding to the Alabama JV. Each party owns 50% of the Alabama JV.

The Alabama JV opened to patients on August 9, 2021.

The Company determined the Alabama JV is a VIE, and that there is no primary beneficiary. As a result, the Company will use the equity method to account for its interest in the Alabama JV. As of December 31, 2022, the Company invested $1.6 million in the Alabama JV in the form of a note. For the years ended December 31, 2022 and 2021, the Alabama JV recorded net losses of $0.3 million and $0.6 million, respectively, of which the Company recognized losses from equity method investments of $0.2 million and $0.3 million, respectively.

Positib Fertility, S.A. de C.V.

On September 24, 2020, INVO CTR entered into a Pre-Incorporation and Shareholders Agreement with Francisco Arredondo, MD PLLC (“Arredondo”) and Security Health LLC, a Texas limited liability company (“Ramirez”, and together with INVO CTR and Arredondo, the “Shareholders”) under which the Shareholders will commercialize the IVC procedure and offer related medical treatments in Mexico. Each party owns one-third of the Mexican incorporated company, Positib Fertility, S.A. de C.V. (the “Mexico JV”).

The Mexico JV opened to patients on November 1, 2021.

The Company determined the Mexico JV is a VIE, and that there is no primary beneficiary. As a result, the Company will use the equity method to account for its interest in the Mexico JV. As of December 31, 2022, the Company invested $0.1 million in the Mexico JV. For the years ended December 31, 2022 and 2021, the Mexico JV recorded net losses of $0.1 million and $0.04 million, respectively, of which the Company recognized a loss from equity method investments of $0.05 million and $0.01 million, respectively.

The following table summarizes our investments in unconsolidated VIEs:

			Carrying Value as of
	Location	Percentage Ownership	December 31, 2022	December 31, 2021
HRCFG INVO, LLC	Alabama, United States	50%	$1,106,905	1,387,495
Positib Fertility, S.A. de C.V.	Mexico	33%	130,960	102,439
Total investment in unconsolidated VIEs			$1,237,865	1,489,934

Earnings from investments in unconsolidated VIEs were as follows:

	Year Ended December 31,
	2022	2021
HRCFG INVO, LLC	$(154,954)	(313,033)
Positib Fertility, S.A. de C.V.	(45,604)	(14,509)
Total earnings from unconsolidated VIEs	$(200,558)	(327,542)

The following tables summarize the combined unaudited financial information of our investments in unconsolidated VIEs:

	Year Ended December 31,
	2022	2021
Statements of operations:
Operating revenue	$822,490	151,672
Operating expenses	(1,316,199)	(821,705)
Net loss	$(493,709)	(670,033)

	December 31, 2022	December 31, 2021
Balance sheets:
Current assets	$261,477	456,967
Long-term assets	1,094,490	1,302,067
Current liabilities	(396,619)	(404,155)
Long-term liabilities	(107,374)	(142,321)
Net assets	$851,974	1,212,558